Employee Benefit Plan	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plan
Note 13.	Employee Benefit Plan
The Company provides and sponsors a 401(k) plan for its employees. For the years ended December 31, 2018 and 2017, no contributions were made to the plan by the Company.